NATURE OF OPERATIONS (Narrative) (Details) - USD ($)		1 Months Ended				12 Months Ended
	May. 01, 2012	Jul. 25, 2014	May. 31, 2014	Sep. 23, 2013	Sep. 15, 2013	Jul. 31, 2015	Jul. 31, 2014	May. 15, 2012
Shares issued						591,042,000	598,042,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 10
Stock Issued During Period, Shares, Acquisitions				250,000,000	250,000,000
Percentage of Common Stock Issued and Outstanding						51.40%
Mr. Zhou Jian [Member]
Equity Method Investment Ownership Percentage		97.00%
Stock Issued During Period, Shares, Acquisitions		264,850,740
Mr. Zhou Deng Rong [Member]
Equity Method Investment Ownership Percentage		3.00%
Stock Issued During Period, Shares, Acquisitions		8,191,260
Lucksky Hong Kong Shares Limited [Member]
Stock Issued During Period, Shares, Acquisitions					250,000,000
Percentage of Common Stock Issued and Outstanding			100.00%
Luck Sky International Investment Holding Limited [Member]
Ownership Percentage								90.00%
Shares issued								7,200,000
Shares Purchased Value								$ 235,000